Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Previously Reported Common Stock	Previously Reported Stock Subscription Receivable	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Treasury Stock	Previously Reported Non controlling Interest	Previously Reported	Common Stock		Stock Subscription Receivable	Additional Paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock		Non controlling Interest	Total
Balance at Dec. 31, 2020										$ 2,442		$ (3,160,360)	$ 40,773,785		$ (25,642,387)	$ 564,860	$ (9,100,000)		$ (776,273)	$ 2,662,067
Balance (in Shares) at Dec. 31, 2020										2,442,511							(27,535)
Issuance of common stock for cash										$ 303			10,268,720							10,269,023
Issuance of common stock for cash (in Shares)										302,775
Issuance of common stock for consulting service										$ 37			1,728,553							1,728,590
Issuance of common stock for consulting service (in Shares)										36,693
Issuance of common shares for debt conversion										$ 111			2,693,437							2,693,548
Issuance of common shares for debt conversion (in Shares)										111,111
Stock based compensation for services												902,960								902,960
Stock based compensation for options granted													2,675,205							2,675,205
Net loss for the period															(12,838,813)				802,962	(12,035,851)
Cumulative transaction adjustments																(25,200)				(25,200)
Balance at Dec. 31, 2021		$ 2,893	$ (2,257,400)	$ 58,139,700	$ (38,481,200)	$ 539,660	$ (9,100,000)	$ 26,689	$ 8,870,342	$ 2,893	[1]	(2,257,400)	58,139,700	[1]	(38,481,200)	539,660	$ (9,100,000)		26,689	8,870,342
Balance (in Shares) at Dec. 31, 2021		2,893,090					(27,535)			2,893,089	[1]						(27,535)	[1]
Issuance of common stock for cash										$ 200	[1]		4,466,125	[1]						4,466,325
Issuance of common stock for cash (in Shares)	[1]									200,000
Issuance of common stock for consulting service										$ 138	[1]		3,663,725	[1]						3,663,863
Issuance of common stock for consulting service (in Shares)	[1]									138,101
Stock-based compensation												451,480								451,480
Net loss for the period															(7,854,437)				(180,511)	(8,034,948)
Cumulative transaction adjustments																(236,560)				(236,560)
Balance at Jun. 30, 2022										$ 3,231	[1]	(1,805,920)	66,269,550	[1]	(46,335,637)	303,100	$ (9,100,000)		(153,822)	9,180,502
Balance (in Shares) at Jun. 30, 2022	[1]									3,231,190							(27,535)
Balance at Dec. 31, 2021		$ 2,893	(2,257,400)	58,139,700	(38,481,200)	539,660	$ (9,100,000)	26,689	8,870,342	$ 2,893	[1]	(2,257,400)	58,139,700	[1]	(38,481,200)	539,660	$ (9,100,000)		26,689	8,870,342
Balance (in Shares) at Dec. 31, 2021		2,893,090					(27,535)			2,893,089	[1]						(27,535)	[1]
Net loss for the period																				(11,811,472)
Balance at Sep. 30, 2022										$ 3,264	[1]	(1,580,180)	66,523,017	[1]	(50,040,501)	113,081	$ (9,100,000)		(225,482)	5,693,199
Balance (in Shares) at Sep. 30, 2022	[1]									3,263,690							(27,535)
Balance at Dec. 31, 2021		$ 2,893	(2,257,400)	58,139,700	(38,481,200)	539,660	$ (9,100,000)	26,689	8,870,342	$ 2,893	[1]	(2,257,400)	58,139,700	[1]	(38,481,200)	539,660	$ (9,100,000)		26,689	8,870,342
Balance (in Shares) at Dec. 31, 2021		2,893,090					(27,535)			2,893,089	[1]						(27,535)	[1]
Issuance of common stock for cash		$ 200		3,663,725					3,663,925
Issuance of common stock for cash (in Shares)		200,000
Issuance of common stock for consulting service		$ 193		4,891,695					4,891,888
Issuance of common stock for consulting service (in Shares)		193,100
Stock based compensation for services			902,960						902,960
Stock based compensation for options granted				1,241,930					1,241,930
Net loss for the period					(16,423,239)			110,865	(16,312,374)											(16,312,374)
Cumulative transaction adjustments						(22,532)			(22,532)
Balance at Dec. 31, 2022		$ 3,286	(1,354,440)	67,937,050	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139	$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)		137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022		3,286,190					(27,535)			3,286,190	[1]						(27,535)	[1]
Balance at Jun. 30, 2022										$ 3,231	[1]	(1,805,920)	66,269,550	[1]	(46,335,637)	303,100	$ (9,100,000)		(153,822)	9,180,502
Balance (in Shares) at Jun. 30, 2022	[1]									3,231,190							(27,535)
Issuance of common stock for consulting service										$ 33	[1]		253,467	[1]						253,500
Issuance of common stock for consulting service (in Shares)	[1]									32,500
Stock-based compensation												225,740								225,740
Net loss for the period															(3,704,864)				(71,660)	(3,776,524)
Cumulative transaction adjustments																(190,019)				(190,019)
Balance at Sep. 30, 2022										$ 3,264	[1]	(1,580,180)	66,523,017	[1]	(50,040,501)	113,081	$ (9,100,000)		(225,482)	5,693,199
Balance (in Shares) at Sep. 30, 2022	[1]									3,263,690							(27,535)
Balance at Dec. 31, 2022		$ 3,286	(1,354,440)	67,937,050	(54,904,439)	517,128	$ (9,100,000)	137,554	3,236,139	$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)		137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022		3,286,190					(27,535)			3,286,190	[1]						(27,535)	[1]
Issuance of common stock for consulting service										$ 22	[1]		140,727	[1]						140,749
Issuance of common stock for consulting service (in Shares)	[1]									22,341
Issuance of warrant													1,729,028	[1]						1,729,028
Stock-based compensation												451,480								451,480
Net loss for the period															(4,087,206)				(125,249)	(4,212,455)
Cumulative transaction adjustments																17,077				17,077
Balance at Jun. 30, 2023										$ 3,308	[1]	(902,960)	69,806,805	[1]	(58,991,645)	534,205	$ (9,100,000)		12,305	1,362,018
Balance (in Shares) at Jun. 30, 2023	[1]									3,308,531							(27,535)
Balance at Dec. 31, 2022		$ 3,286	$ (1,354,440)	$ 67,937,050	$ (54,904,439)	$ 517,128	$ (9,100,000)	$ 137,554	$ 3,236,139	$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)		137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022		3,286,190					(27,535)			3,286,190	[1]						(27,535)	[1]
Net loss for the period																				(7,580,535)
Balance at Sep. 30, 2023										$ 4,823	[1]	(677,220)	80,662,290	[1]	(62,309,161)	519,123	$ (9,100,000)		(38,259)	9,061,596
Balance (in Shares) at Sep. 30, 2023	[1]									4,823,043							(27,535)
Balance at Jun. 30, 2023										$ 3,308	[1]	(902,960)	69,806,805	[1]	(58,991,645)	534,205	$ (9,100,000)		12,305	1,362,018
Balance (in Shares) at Jun. 30, 2023	[1]									3,308,531							(27,535)
Issuance of common stock for cash										$ 300	[1]		1,049,700	[1]						1,050,000
Issuance of common stock for cash (in Shares)	[1]									300,000
Issuance of common stock for acquiring of Property										$ 370	[1]		7,399,630	[1]						7,400,000
Issuance of common stock for acquiring of Property (in Shares)	[1]									370,000
Issuance of common stock upon exercise of convertible notes										$ 615	[1]		1,814,185	[1]						1,814,800
Issuance of common stock upon exercise of convertible notes (in Shares)	[1]									614,912
Issuance of pre-funded warrant													700,000	[1]						700,000
Exercise of pre-funded warrant										$ 200	[1]		(700,000)	[1]						(699,800)
Exercise of pre-funded warrant (in Shares)	[1]									200,000
Issuance of common stock for consulting service										$ 30	[1]		591,970	[1]						592,000
Issuance of common stock for consulting service (in Shares)	[1]									29,600
Stock-based compensation												225,740								225,740
Net loss for the period															(3,317,516)				(50,564)	(3,368,080)
Cumulative transaction adjustments																(15,082)				(15,082)
Balance at Sep. 30, 2023										$ 4,823	[1]	$ (677,220)	$ 80,662,290	[1]	$ (62,309,161)	$ 519,123	$ (9,100,000)		$ (38,259)	$ 9,061,596
Balance (in Shares) at Sep. 30, 2023	[1]									4,823,043							(27,535)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.